Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:

These unaudited condensed consolidated interim financial statements have been prepared as of June 30, 2019 and for the six months period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and the accompanying notes of the Company for the year ended December 31, 2018 that are included in the Company’s Annual Report on Form 20-F, filed with the SEC on May 15, 2019 (the “Annual Report”).

The significant accounting policies that have been applied in the preparation of these condensed consolidated interim financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report.

The consolidated financial statements are prepared according to United States generally accepted accounting principles (“U.S. GAAP”).

Recently issued accounting standards not yet adopted in the current year
b.	Recently issued accounting standards not yet adopted in the current year:

1.	In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes the revenue recognition requirements in Accounting Standards Codification (“ASC 605”), Revenue Recognition, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The new revenue standard permits companies to either apply the requirements retrospectively to all prior periods presented or apply the requirements in the year of adoption through a modified retrospective approach with a cumulative adjustment. Due to the Company’s emerging growth company status, the Company will adopt the standard using the modified retrospective approach in its financial statements as of December 31, 2019. The Company is currently evaluating the effect that the standard may have on its consolidated financial statements and disclosures.

2.	In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a financial or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. The ASU is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. Due to the Company’s emerging growth company status, these new standards will become effective for the Company's annual reporting period beginning in 2020 and interim reporting periods beginning first quarter of 2021, unless the FASB's recent proposal to delay by a year the required adoption date becomes effective. The Company is currently evaluating the effects of this guidance will have on its consolidated financial statements.